Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	Basis of presentationThe consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP).
Financial statements in United States dollars	Financial statements in United States dollars
The currency of the primary economic environment in which the operations of Cellebrite DI Ltd. and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Cellebrite DI Ltd. and certain subsidiaries.

Cellebrite DI Ltd. and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.
For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity (deficiency).

Use of estimates	Use of estimates
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods and accompanying notes. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligation, the fair value of acquired intangible assets and goodwill, share-based compensation, unrecognized tax benefits, marketable securities, fair value measurement of restricted sponsor shares liability, price adjustment shares liability and warrant liabilities.

Principles of consolidation	Principles of consolidationThe accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances were eliminated in consolidation.
Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the date of purchase to be cash equivalents.
Short Term Bank Deposit	Short Term Bank DepositShort-term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.
Marketable securities	Marketable securities
The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments—Debt Securities”. Management determines the appropriate classification of its investments in the debt securities at the time of purchase and re-evaluates such determination at each balance sheet date.
As of December 31, 2022, all of the Company's marketable securities investments were classified as "available-for-sale" ("AFS") and are carried at fair value. Unrealized gains and losses are reported in a separate component of shareholders' equity (deficiency) in accumulated other comprehensive income, net of taxes. Gains and losses are recognized when realized, on a specific identification basis, in the Company’s consolidated statements of income.
The Company’s securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss). For the year ended December 31, 2022, no other-than-temporary impairment had been recognized

Trade Receivable	Trade ReceivableTrade receivables are recorded at the invoiced amount net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of in the collectability of accounts. The Company regularly reviews the adequacy of the allowance for doubtful accounts based on combination of factors, including as assessment of the current customer’s aging report, the nature and size of the customer, the financial condition of the customer and the amount of any receivables in dispute.
Inventories	Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined by the “moving average cost” method. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.
Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to cost of revenues. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
During the years ended December 31, 2022, 2021 and 2020, the Company recorded inventory write-offs in the amounts of $211, $230 and $150, respectively. Such write-offs were included in cost of revenues.

Property and equipment	Property and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Office furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

Impairment of long-lived assets	Impairment of long-lived assets
Long-lived assets, including property and equipment and finite-lived intangible assets, are reviewed for impairment whenever facts or circumstances either internally or externally may indicate that the carrying value of an asset may not be recoverable. If there are indications of an impairment, the Company tests for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of the asset to the carrying amount of the asset or asset group. If the asset or asset group is determined to be impaired, any excess of the carrying value of the asset or asset group over its estimated fair value is recognized as an impairment loss.

Leases	Leases
On January 1, 2022, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement meets the definition of a lease at the inception of the lease.
Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of the lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments.
Lease term may include options to extend or terminate the lease when it is reasonably certain that the Company would exercise and extend option and not exercise a termination option. The Company elected to not recognize a lease liability and a ROU asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases..
Payments under the Company’s lease agreements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease ROU assets and liabilities.
Revenue recognition and Costs to obtain a contract	Revenue recognition
The Company’s revenues are comprised of four main categories: (a) subscription revenues, including support services (updates, upgrades and technical support) on term-based licenses and perpetual licenses; (b) subscription services from sales of term-based licenses; (c) perpetual licenses and related; and (d) professional services.
The Company recognizes revenue pursuant to the five-step framework contained in ASC 606, Revenue from Contracts with Customers: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations
The Company sells its products to its customers either directly or indirectly through distribution channels all of whom are considered end users.
In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services are delivered. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services.
The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.
Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract.
The Company’s software licenses either provide its customers a perpetual right to use its software or the right to use its software for only a fixed term, in most cases between a one- and three-year time frame. The Company concluded that the software license is distinct as the customer can benefit from the software on its own.
Support revenue is derived from providing technical customer support services, unspecified software updates and upgrades to customers several times a year, on a when-and-if-available basis. Performance obligations related to software maintenance services generally have a consistent continuous pattern of transfer to a customer during the contract period.
Professional services revenues primarily consist of training and other professional services. Each of these performance obligations provide benefit to the customer on a standalone basis and are distinct in the context of the contract.
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. Payment terms generally are 30 days. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company does not offer right of return to its contracts.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price (“SSP”) for each performance obligation. The Company uses judgment in determining the SSP for its products and services. The Company typically assesses the SSP for its products and services on a periodic basis or when facts and circumstances change. To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include the entity specific factors such as assessment of historical data of bundled sales of software licenses with other promised goods and services, and pricing strategies to estimate the price the Company would charge if the products and services were sold separately.
The Company satisfies performance obligations either over time or at a point in time depending on the nature of the underlying promise. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer. Revenues related to the license for proprietary software are recognized when the control over the license is provided to the customer and the license term begins. Revenue related to software update and upgrades are recognized ratably over the service period. Revenues related to other professional services are recognized as services are performed.

N. Contract acquisition cost
The Company capitalizes sales commission as costs of obtaining a contract when they are incremental and if they are expected to be recovered. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.
Sales commissions for the renewal of a contract are considered commensurate with the sales commissions paid for the acquisition of the initial contract given no substantive difference in commission rates in proportion to their respective contract values.
Amortization of sales commissions are consistent with the pattern of revenue recognition of each performance obligation and are included in sales and marketing expense in the consolidated statements of operations.
The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. No impairment losses of capitalizes sales commissions were recorded during the periods presented.

Research and development costs	Research and development costsResearch and development expenses are primarily comprised of costs of the Company’s research and development personnel and other development related expenses. Research and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use software that qualifies for capitalization.
Internal use software	Internal use softwareCosts incurred to develop internal-use software are capitalized and amortized over the estimated useful life of the software. In accordance with ASC Topic, 350-40, “Internal-Use Software,” capitalization of costs to develop internal-use software begins when preliminary development efforts are successfully completed, the Company has committed project funding and it is probable that the project will be completed, and the software will be used as intended. Costs related to the design or maintenance of internal-use software are expensed as incurred.
Severance pay	Severance pay
a.The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.
The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees.
As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.
For the year ended December 31, 2022, 2021 and 2020 severance pay expenses amounted to $4,392, $4,067 and $3,340 respectively.
b.The US Subsidiary has a defined contribution plan (the “Contribution Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (the “Code”) which covers eligible U.S. employees as they are defined in the Contribution Plan. Participants may elect to contribute up to a maximum amount prescribed by the Code. The Company, at its discretion, makes matching contributions to the greater of 6% of the participant’s compensation.
Advertising Expenses	Advertising Expenses Marketing events expenses and other related marketing expenses are charged to expense as incurred.
Income taxes	Income taxes
The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of enactment. A valuation allowance is provided, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under long-term assets.
The Company implements a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is greater than 50 percent (cumulative basis) likely to be realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company classifies interest and penalties related to unrecognized tax benefits as part of income taxes.

Stock-Based Compensation	Stock-Based Compensation
The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation — Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grants based on the fair value of the awards granted.
The Company grants awards that vest upon the satisfaction of service condition and in certain grant market conditions.
For awards with graded vesting schedule subject to service condition, the Company recognize compensation costs based on the straight line attribution method over the requisite service period of the awards.
The Company estimate the fair value of share options granted using the Black-Scholes-Merton option-pricing model.

The Company used the following weighted-average assumptions for options and RSUs granted to employees and non-employees:

	Year ended December 31,
	2022	2021	2020
Contractual period in years	10	10	10
Volatility	43.2% - 51.9%	35.9% - 52.7%	45.1% - 50.2%
Risk free interest rate	2.0% - 4.2%	1.3% - 1.4%	0.1% - 1.0%
Dividend yield	0%	0% - 5%	0% - 5%
Exercise price	$0.00 - $6.60	$0.00 - $8.27	$2.39 - $5.19
Fair value of Ordinary Share	$4.79 - $6.60	$5.41 - $8.27	$1.95 - $5.19
Expected term	6.11	6.11	6.11

The fair value of ESPP was estimated on the grant date using Monte Carlo valuation methodology with the following weighted average assumptions:

Year Ended December 31,
2022
Volatility	50.48%-74.32%
Expected term	5-6 months
Risk-free interest rate	1.75%-4.24%
Share price	$4.69-$5.25
Dividend yield	0%
These assumptions and estimates were determined as follows:
Fair value of Ordinary shares — The Company’s Ordinary shares have a limited history of being publicly traded. Prior to the consummation of the merger, the fair value was determined by management, with input from valuation reports prepared by third-party valuation specialists. In determining the fair value of ordinary shares subsequent to the consummation of the Merger agreement, the board of directors considered the grant date fair value for share-based awards as of the closing price of our ordinary shares on NASDAQ on the date of grant.
Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. Since the Company doesn’t have sufficient historical share exercise data to calculate the expected term of the share options. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
Expected volatility Options and RSUs — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived: (i) historical volatility of comparable companies, in accordance with the expected remaining lives of the option or RSU (ii) historical volatility of the Company’s publicly traded shares, commencing August 30, 2021 and (iii) implied volatility of the Company’s publicly traded warrants.
Expected Volatility ESPP — was based on Cellebrite s historical share price volatility, on a daily basis, for 6 months.
Expected dividend yield— The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield

Fair value measurements	Fair value measurements
The Company accounts for fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:
•        Level 1:     Quoted prices in active markets for identical assets or liabilities.
•        Level 2:    Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•        Level 3:    Unobservable inputs for the asset or liability used to measure fair value that are supported by little or no market activity and that re significant to the fair value of the asset or liability at measurement date.
The carrying value of trade receivable and payables and the Company’s cash and cash equivalents short-term deposits and marketable securities, approximates fair value due to the short time to expected payment or receipt of cash.
Derivative instruments	Derivative instruments
The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.
The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts (“derivative instruments”) in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. The Company hedges portions of its forecasted expenses denominated in NIS. These transactions are designated as cash flow hedges, as defined under ASC 815, “Derivatives and Hedging”.
The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially as component of Accumulated Other Comprehensive Income in the balance sheets and reclassified to the statements of income in the period the related hedged items affect earnings.
Goodwill	Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, “Intangible — Goodwill and Other”, goodwill is not amortized, but rather is subject to an annual impairment test.
ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually, the fourth quarter, or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in one operating segment, and this segment is the only reporting unit.
ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. If the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles—Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.
The Company performs the goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value. There were no impairment charges to goodwill during the period presented.

Intangible assets	Intangible assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4- 7
Trade name	4
Customer relationship	10
Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

Business combination	Business combination
The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, the Company estimated the future expected cash flows from acquired core technology and acquired trade name from a market participant perspective, useful lives and discount rates. In addition, management makes significant estimates and assumptions, which are uncertain, but believed to be reasonable.
Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from acquired technology and acquired trademarks from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.
Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.

Concentrations of credit risk	Concentrations of credit riskFinancial instruments that potentially expose the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, restricted cash, trade receivables and other receivables. The majority of the Company’s cash and cash equivalents are invested in deposits mainly in dollars with major international bank. Generally, these cash and cash equivalents and short term investment may be redeemed upon demand. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets. The Company’s trade receivables are geographically diversified and derived from sales to customers all over the world. The Company mitigates its credit risks by performing an ongoing credit evaluations of its customers’ financial conditions. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.
Segment reporting and information	Segment reporting
The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

AB. Segment information
The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s CEO, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Basic and diluted net income (loss) per share	Basic and diluted net income (loss) per share
The Company computes net income per share using the two-class method required for participating securities. The two-class method requires income available to Common shareholders for the period to be allocated between Common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The holders of the Company's participating securities are entitled to dividends that would be distributed to the holders of Common shares, on a pro-rata basis. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period.
Basic and diluted income (loss) per share was presented in conformity with the two class method for participating securities for the year ended December 31, 2022, 2021 and 2020, as a result of a dividend distribution.
The potentially dilutive share options to purchase ordinary shares that were excluded from the computation amounted to 14,148,829, 9,995,236 and 31,728,133 for the years ended December 31, 2022, 2021 and 2020, respectively, because including them would have been anti-dilutive.
The Restricted sponsor shares and Price adjustments shares, in the amount of 7,500,000 and 15,000,000, respectively, that are subject to the occurrence of certain conditions, were excluded from the diluted net income per share calculation for the years ended December 31, 2022,
Public warrants and Private warrants in the amount of 20,000,000 and 9,666,667 and 19,999,500 and 9,666,667, respectively, were excluded from the diluted income per share for the years ended December 31, 2022 and 2021, as the inclusion would have been anti-dilutive.

Recently issued accounting pronouncements	Recently issued accounting pronouncements
As an “Emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Recently adopted accounting pronouncements:
In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity ("ASU 2020-06"). The final guidance issued by the FASB for convertible instruments eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. Separate accounting is still required in certain cases. Additionally, among other changes, the guidance eliminates some of the conditions for equity classification in ASC 815-40-25 for contracts in an entity's own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years.
The Company early adopted the guidance as of January 1, 2022, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). The standard requires the recognition of ROU assets and lease liabilities for all leases. The standard requires a modified retrospective transition approach to recognize and measure leases at the initial application.
The Company adopted the standard as of January 1, 2022, using a modified retrospective transition approach and elected to use the effective date as the date of initial application. The Company adopted the ”package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. As a result, the consolidated balance sheets as of December 31, 2021 were not restated, continue to be reported under ASC 840, which did not require recognition of operating lease assets and liabilities on the balance sheets, and are not comparative.
The standard had a material impact on the Company’s consolidated balance sheets which resulted in the recognition of ROU assets and lease liabilities of $17,332 and $18,322, respectively, on January 1, 2022, which included reclassifying deferred rent and rent prepayments as components of the ROU assets.

Recently issued accounting pronouncements not yet adopted:
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. The new accounting standard will be effective for the fiscal year beginning on January 1, 2023, including interim periods within that year. The Company`s analysis and evaluation of the new standard and its potential impact on its consolidated financial statements will continue through its effective date in the first quarter of 2023. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.